RELATED PARTIES:	12 Months Ended
Dec. 31, 2021
RELATED PARTIES:
RELATED PARTIES:

NOTE 17 – RELATED PARTIES:

Type A

On December 31, 2020, we entered into an agreement with TypeA to provide certain administrative services over a four-month period ended on April 30, 2021. On the same date, we also entered into a sub-lease agreement with TypeA for a term of twelve months ended on December 31, 2021. TypeA extended the sub-lease agreement by an additional one month and a half. For the year ended December 31, 2021 we recorded an amount of $2,070 thousand as a deduction in the general and administrative expense.

Options Granted to Executive Officers and Directors

On January 17, 2021, we granted 24,908,370 options and 77,900 RSUs to our executive officers and directors, which will become exercisable over a three-year or a four-year period. The options have an exercise price of $3.14.

On June 28, 2021, we granted 50,000 RSUs to our executive officers and directors, which will become exercisable over a three-year period.